OTHER (EXPENSE) INCOME, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER (EXPENSE) INCOME, NET [Abstract]
Foreign currency exchange gain (loss) , net	$ 397,621	$ (10,649,047)	$ (5,052,285)
Convertible notes repurchase gain	10,348,750	7,440,000
Government grants	889,239	565,076	153,871
Others	(148,672)	744,162	1,211,926
Other (expense) income, net	$ 11,486,938	$ (1,899,809)	$ (3,686,488)